Taxation - Summary of Taxation Charge (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current taxation - Enterprise income tax	¥ 6,588	¥ 614	¥ 6,397
Deferred taxation	(3,485)	167	(4,412)
Income tax at the effective tax rate	¥ 3,103	¥ 781	¥ 1,985